BANK LOAN	12 Months Ended
Mar. 31, 2020
Disclosure of bank loan [Abstract]
BANK LOAN

9.	BANK LOAN

Total
Balance, April 1, 2018	$-
Addition	4,527
Interest accrued	152
Interest paid	(144)
Foreign exchange impact	(60)
Balance, March 31, 2019	$4,475
Interest accrued	45
Interest paid	(50)
Principal repayment	(4,369)
Foreign exchange impact	(101)
Balance, March 31, 2020	$-

On June 14, 2018, Henan Found borrowed a loan of $4,527 (RMB ¥30 million) bearing an interest rate of 4.35% from the Bank of China. The loan was fully repaid in June 2019. For the year ended March 31, 2020, interest of $45 (year ended March 31, 2019 - $152) was accrued and expensed through finance costs.